Convertible debentures - Schedule of gain on change in fair value (Details)																					6 Months Ended	12 Months Ended
	Jun. 05, 2025 USD ($)	Jun. 05, 2025 $ / shares	May 23, 2025 $ / shares	May 21, 2025 USD ($)	May 21, 2025 $ / shares	May 12, 2025 USD ($)	May 12, 2025 $ / shares	May 05, 2025 $ / shares	Apr. 23, 2025 USD ($)	Apr. 23, 2025 $ / shares	Apr. 15, 2025 $ / shares shares	Apr. 10, 2025 USD ($)	Apr. 10, 2025 $ / shares	Mar. 28, 2025 USD ($)	Mar. 28, 2025 $ / shares	Mar. 06, 2025 $ / shares	Feb. 26, 2025 $ / shares	Feb. 07, 2025 $ / shares	Jan. 20, 2025 $ / shares	Dec. 13, 2024 $ / shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares
Schedule Of Gain On Change In Fair Value Abstract
Share price (CAD) (in Dollars per share)		$ 18.78	$ 15.89		$ 17.03		$ 12.77	$ 11.86		$ 9.53			$ 9.38		$ 11.08	$ 6.44	$ 8.27	$ 16.16	$ 4.9	$ 5.85		$ 5.2
Conversion price (CAD) (in Dollars per share)		$ 6.6	$ 6.25		$ 6.6		$ 6.6	$ 6.25		$ 6.6			$ 6.6		$ 6.6	$ 4.85	$ 4.85	$ 4.85	$ 4.85	$ 6.25		$ 6.25
Expected Volatility	107.90%		111.59%	107.09%		106.62%		109.68%	108.27%		119.78%	107.93%		108.64%		106.09%	104.91%	105.28%	93.66%	98.04%	120.65%	100.68%
Risk free interest rate	2.86%		2.83%	2.97%		2.80%		2.83%	2.84%		2.54%	2.81%		2.61%		2.72%	2.70%	2.63%	2.99%	2.78%	2.54%	2.70%
Expected life	2 years 10 months 9 days		2 years 7 months 6 days	2 years 10 months 24 days		2 years 11 months 4 days		2 years 7 months 20 days	2 years 11 months 23 days		2 years	3 years		3 years		3 years	2 years 10 months 24 days	2 years 11 months 12 days	3 years	3 years	1 year 11 months 15 days	2 years 11 months 12 days
Credit Spread	12.25%		12.25%	12.25%		12.25%		12.25%	12.25%		25.00%	12.25%		12.25%		12.50%	12.50%	12.50%	12.50%	12.25%	25.00%	12.25%
Foreign exchange rate	0.7321%		0.727%	0.7221%		0.7144%		0.724%	0.7209%		1.39%	0.7135%		0.6952%		0.6989%	0.6974%	0.6994%	0.6978%	0.7025%	1.38%	0.6952%
Conversion value (in Dollars) | $	$ 3,740,737			$ 3,404,094		$ 2,612,294			$ 2,001,723			$ 2,029,678		$ 1,954,755
Share price (USD) (in Dollars per share)											$ 0.03										$ 0.03
Exercise price (USD) (in Dollars per share)											$ 0.035										$ 0.035
Expected dividend yield (in Shares) | shares											0										0
Conversion price (USD) (in Dollars per share)											$ 0.15										$ 0.15